UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2010                                                     (Unaudited)

                                                                         Value
                                                           Shares        (000)
                                                        -----------   ----------
COMMON STOCK (96.3%)
BANKS (0.3%)
   TF Financial .....................................        32,000   $      614
                                                                      ----------
ENERGY (4.1%)
   ENSCO International ..............................       164,200        6,409
   Nabors Industries Ltd.* ..........................        52,200        1,164
                                                                      ----------
                                                                           7,573
                                                                      ----------
FINANCIAL SERVICES (6.6%)
   Chubb ............................................       113,000        5,650
   Franklin Resources ...............................         8,000          792
   Leucadia National* ...............................       262,410        5,860
                                                                      ----------
                                                                          12,302
                                                                      ----------
FOOD (3.8%)
   Nestle ADR .......................................       150,000        7,127
                                                                      ----------
HEALTH CARE (17.5%)
   Abbott Laboratories ..............................        53,700        2,843
   Amgen* ...........................................       121,480        7,104
   AstraZeneca ADR ..................................        60,000        2,789
   Baxter International .............................       124,000        7,141
   Johnson & Johnson ................................        86,100        5,412
   Pfizer ...........................................       156,615        2,923
   Teva Pharmaceutical Industries Ltd. ADR ..........        73,000        4,141
                                                                      ----------
                                                                          32,353
                                                                      ----------
HEALTH CARE SERVICES (2.2%)
   UnitedHealth Group ...............................       126,004        4,158
                                                                      ----------
INDUSTRIAL (3.0%)
   Dun & Bradstreet .................................        70,634        5,578
                                                                      ----------
MEDIA (10.2%)
   Harte-Hanks ......................................       431,950        4,561
   Omnicom Group ....................................       189,020        6,672
   Viacom, Cl B* ....................................       260,900        7,603
                                                                      ----------
                                                                          18,836
                                                                      ----------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2010                                                     (Unaudited)

                                                        Shares/Face
                                                           Amount        Value
                                                           (000)         (000)
                                                        -----------   ----------
MISCELLANEOUS (9.3%)
   3M ...............................................        79,000   $    6,359
   Berkshire Hathaway, Cl A* ........................            41        4,698
   Berkshire Hathaway, Cl B* ........................        81,550        6,233
                                                                      ----------
                                                                          17,290
                                                                      ----------
MISCELLANEOUS CONSUMER (12.7%)
   Dorel Industries, Cl B ...........................       149,500        4,307
   Kimberly-Clark ...................................        50,200        2,981
   Reckitt Benckiser Group(1) .......................       310,800       16,216
                                                                      ----------
                                                                          23,504
                                                                      ----------
RETAIL (10.5%)
   Autozone* ........................................        42,300        6,558
   Buckle ...........................................       157,993        4,793
   CVS/Caremark .....................................       247,500        8,012
                                                                      ----------
                                                                          19,363
                                                                      ----------
SERVICES (9.8%)
   Monster Worldwide* ...............................        13,700          214
   Moody's ..........................................       233,000        6,428
   NYSE Euronext ....................................       172,500        4,038
   Robert Half International ........................       144,000        3,877
   Western Union ....................................       189,850        3,520
                                                                      ----------
                                                                          18,077
                                                                      ----------
TECHNOLOGY (6.3%)
   Accenture, Cl A ..................................        60,000        2,459
   Amdocs Ltd.* .....................................       237,500        6,790
   Raytheon .........................................        46,380        2,432
                                                                      ----------
                                                                          11,681
                                                                      ----------
TOTAL COMMON STOCK
   (Cost $142,016) ..................................                    178,456
                                                                      ----------
CORPORATE OBLIGATIONS (2.1%)
   Blyth
      5.500%, 11/01/13 ..............................   $       950          807
   General Motors, Ser 91-A2(2)
      8.950%, 07/02/09 ..............................            49           --
   Ingersoll-Rand Global Holding Ltd.
      9.500%, 04/15/14 ..............................         2,575        3,150
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,626) ....................................                      3,957
                                                                      ----------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2010                                                     (Unaudited)

                                                            Face
                                                           Amount        Value
                                                       (000)/Shares      (000)
                                                       ------------   ----------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.9%)
   Chase Mortgage Finance Corporation, Ser S1, Cl
      1A18 5.500%, 05/25/35 .........................   $     1,124   $      806
   Countrywide Home Loan Mortgage Pass-Through Trust,
      Ser J9, Cl 2A6 5.500%, 01/25/35 ...............           462          414
   Credit Suisse First Boston Mortgage Securities,
      Ser CK1, Cl A3 6.380%, 12/18/35 ...............           403          412
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
     3.000%, 09/25/32 ...............................            23           23
                                                                      ----------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,068) ....................................                      1,655
                                                                      ----------
COMMERCIAL MORTGAGE OBLIGATION (0.4%)
   Credit Suisse First Boston Mortgage Securities,
      Ser 1, Cl 3A1 5.250%, 02/25/35 (Cost $1,001) ..         1,000          793
                                                                      ----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (0.0%)
   Government National Mortgage Association, Ser 58,
      Cl VA 5.500%, 10/16/13 (Cost $71) .............            70           75
                                                                      ----------
CASH EQUIVALENT (0.1%)
   Dreyfus Treasury Prime Cash Management Fund,
      0.001%(3) (Cost $97) ..........................        97,023           97
                                                                      ----------
TOTAL INVESTMENTS - (99.8%)
   (Cost $148,879)+ .................................                 $  185,033
                                                                      ==========

Percentages are based on Net Assets of $185,326 (000).

*    Non-income producing security.

(1)  Security is traded on a foreign stock exchange.

(2)  Security is in default on interest and principal payments.

(3)  The rate shown is the 7-day effective yield as of January 31, 2010.

ADR  - American Depositary Receipt
Cl   - Class
Ltd. - Limited
Ser  - Series

+ At January 31, 2010, the tax basis cost of the Fund's investments was $148,879 (000), and the unrealized appreciation and depreciation were $49,449 (000) and $(13,295) (000), respectively.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2010                                                     (Unaudited)

The following is a summary of the investment classifications used as of January 31, 2010 in valuing the Fund's investments carried at value (000):

Investments in Securities                           Level 1   Level 2   Level 3     Total
                                                   --------   -------   -------   --------
   Common Stock ................................   $178,456    $   --     $--     $178,456
   Corporate Obligations .......................         --     3,957      --        3,957
   Residential Mortgage Obligations ............         --     1,655      --        1,655
   Commercial Mortgage Obligation ..............         --       793      --          793
   U.S. Government Mortgage-Backed Obligation ..         --        75      --           75
   Cash Equivalent .............................         97        --      --           97
                                                   --------    ------     ---     --------
Total Investments in Securities ................   $178,553    $6,480     $--     $185,033
                                                   ========    ======     ===     ========

Amounts designated as "--" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FMC-QH-002-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act") are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010